Leases (Tables)	6 Months Ended
Jun. 30, 2025
Leases [Abstract]
Schedule of Components of Operating Lease Costs

The components of operating lease costs were as follows:

	Six months ended June 30,
	2025	2024
	(Unaudited)	(Unaudited)
Operating lease cost	$2,678	$2,782
Short-term lease cost	145	93
Variable lease cost	147	166
Total net lease costs	$2,970	$3,041

Schedule of Supplemental Balance Sheet Information Related to Operating Leases

Supplemental balance sheet information related to operating leases is as follows:

	June 30,	December 31,
	2025	2024
	(Unaudited)
Operating lease ROU assets	$17,464	$10,604
Operating lease liabilities, current	$4,236	$4,125
Operating lease liabilities, long-term	$18,095	$6,844
Weighted average remaining lease term (in years)	8.42	5.11
Weighted average discount rate	4.21%	3.01%

Schedule of Minimum Lease Payments for the Company’s ROU Assets

Minimum lease payments for the Company’s ROU assets over the remaining lease periods as of June 30, 2025, are as follows:

Operating Leases
2025	$2,533
2026	3,276
2027	2,961
2028	2,561
2029 and thereafter	17,265

Total undiscounted lease payments	28,596
Less: imputed interest	(6,265)

Present value of lease liabilities	$22,331